Income Taxes (Details) - Schedule of Income Taxes - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Taxes [Abstract]
Current income tax	$ (162)	$ (115,723)
Deferred income tax	162	7,534
Total income tax (benefit) provision		$ (108,189)